Distribution Date:	04/18/22	Morgan Stanley Capital I Trust 2015-UBS8
Determination Date:	04/11/22
Next Distribution Date:	05/17/22
Record Date:	03/31/22	Commercial Mortgage Pass-Through Certificates
Series 2015-UBS8

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	4		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	5		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Midland Loan Services
Additional Information	6
			askmidlandls.com	(913) 253-9000
Bond / Collateral Reconciliation - Cash Flows	7
			A Division of PNC Bank, N.A., 10851 Mastin Street, Building 82 | Overland Park, KS 66210 | United States
Bond / Collateral Reconciliation - Balances	8	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	9-13		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	14-16		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	17-19	Trust Advisor	Park Bridge Lender Services LLC
Principal Prepayment Detail	20		CMBS Notices		cmbs.notices@parkbridgefinancial.com
Historical Detail	21		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Delinquency Loan Detail	22	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
			Bank, N.A.
Collateral Stratification and Historical Detail	23		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	24				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	25-26
Modified Loan Detail	27
Historical Liquidated Loan Detail	28
Historical Bond / Collateral Loss Reconciliation Detail	29
Interest Shortfall Detail - Collateral Level	30
Supplemental Notes	31

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 31

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61691ABG7	1.966000%	32,700,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	61691ABH5	3.324000%	6,300,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-SB	61691ABJ1	3.626000%	51,500,000.00	36,965,321.27	875,179.37	111,696.88	0.00	0.00	986,876.25	36,090,141.90	32.48%	30.00%
A-3	61691ABK8	3.540000%	160,000,000.00	153,019,684.67	0.00	451,408.07	0.00	0.00	451,408.07	153,019,684.67	32.48%	30.00%
A-4	61691ABL6	3.809000%	313,000,000.00	313,000,000.00	0.00	993,514.17	0.00	0.00	993,514.17	313,000,000.00	32.48%	30.00%
A-S	61691ABN2	4.114000%	48,300,000.00	48,300,000.00	0.00	165,588.50	0.00	0.00	165,588.50	48,300,000.00	25.98%	24.00%
B	61691ABP7	4.315000%	53,331,000.00	53,331,000.00	0.00	191,769.39	0.00	0.00	191,769.39	53,331,000.00	18.81%	17.38%
C	61691ABQ5	4.728607%	37,231,000.00	37,231,000.00	0.00	146,708.97	0.00	0.00	146,708.97	37,231,000.00	13.80%	12.75%
D	61691AAQ6	3.180000%	25,156,000.00	25,156,000.00	0.00	66,663.40	0.00	0.00	66,663.40	25,156,000.00	10.42%	9.63%
E	61691AAS2	3.180000%	18,113,000.00	18,113,000.00	0.00	47,999.45	0.00	0.00	47,999.45	18,113,000.00	7.98%	7.38%
F	61691AAU7	3.430000%	18,700,000.00	18,700,000.00	0.00	53,450.83	0.00	0.00	53,450.83	18,700,000.00	5.47%	5.05%
G	61691AAW3	3.430000%	10,481,000.00	10,481,000.00	0.00	29,958.19	0.00	0.00	29,958.19	10,481,000.00	4.06%	3.75%
H	61691AAY9	3.430000%	7,293,000.00	7,293,000.00	0.00	20,845.82	0.00	0.00	20,845.82	7,293,000.00	3.08%	2.84%
J	61691ABA0	3.430000%	22,895,200.00	22,895,200.00	0.00	10,143.49	0.00	0.00	10,143.49	22,895,200.00	0.00%	0.00%
V	61691ABD4	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61691ABE2	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			805,000,200.00	744,485,205.94	875,179.37	2,289,747.16	0.00	0.00	3,164,926.53	743,610,026.57

X-A	61691ABM4	1.014892%	563,500,000.00	502,985,005.94	0.00	425,396.26	0.00	0.00	425,396.26	502,109,826.57
X-B	61691AAA1	0.509132%	101,631,000.00	101,631,000.00	0.00	43,119.67	0.00	0.00	43,119.67	101,631,000.00
X-D	61691AAC7	1.548607%	43,269,000.00	43,269,000.00	0.00	55,838.90	0.00	0.00	55,838.90	43,269,000.00
X-F	61691AAG8	1.298607%	18,700,000.00	18,700,000.00	0.00	20,236.63	0.00	0.00	20,236.63	18,700,000.00
X-G	61691AAJ2	1.298607%	10,481,000.00	10,481,000.00	0.00	11,342.25	0.00	0.00	11,342.25	10,481,000.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 31

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-H	61691AAL7	1.298607%	7,293,000.00	7,293,000.00	0.00	7,892.28	0.00	0.00	7,892.28	7,293,000.00
X-J	61691AAN3	1.298607%	22,895,200.00	22,895,200.00	0.00	24,776.56	0.00	0.00	24,776.56	22,895,200.00
Notional SubTotal			767,769,200.00	707,254,205.94	0.00	588,602.55	0.00	0.00	588,602.55	706,379,026.57

Deal Distribution Total					875,179.37	2,878,349.71	0.00	0.00	3,753,529.08

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 31

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61691ABG7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	61691ABH5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-SB	61691ABJ1	717.77322854	16.99377417	2.16887146	0.00000000	0.00000000	0.00000000	0.00000000	19.16264563	700.77945437
A-3	61691ABK8	956.37302919	0.00000000	2.82130044	0.00000000	0.00000000	0.00000000	0.00000000	2.82130044	956.37302919
A-4	61691ABL6	1,000.00000000	0.00000000	3.17416668	0.00000000	0.00000000	0.00000000	0.00000000	3.17416668	1,000.00000000
A-S	61691ABN2	1,000.00000000	0.00000000	3.42833333	0.00000000	0.00000000	0.00000000	0.00000000	3.42833333	1,000.00000000
B	61691ABP7	1,000.00000000	0.00000000	3.59583338	0.00000000	0.00000000	0.00000000	0.00000000	3.59583338	1,000.00000000
C	61691ABQ5	1,000.00000000	0.00000000	3.94050576	0.00000000	0.00000000	0.00000000	0.00000000	3.94050576	1,000.00000000
D	61691AAQ6	1,000.00000000	0.00000000	2.65000000	0.00000000	0.00000000	0.00000000	0.00000000	2.65000000	1,000.00000000
E	61691AAS2	1,000.00000000	0.00000000	2.65000000	0.00000000	0.00000000	0.00000000	0.00000000	2.65000000	1,000.00000000
F	61691AAU7	1,000.00000000	0.00000000	2.85833316	0.00000000	0.00000000	0.00000000	0.00000000	2.85833316	1,000.00000000
G	61691AAW3	1,000.00000000	0.00000000	2.85833317	0.00000000	0.00000000	0.00000000	0.00000000	2.85833317	1,000.00000000
H	61691AAY9	1,000.00000000	0.00000000	2.85833265	0.00000000	0.00000000	0.00000000	0.00000000	2.85833265	1,000.00000000
J	61691ABA0	1,000.00000000	0.00000000	0.44304003	2.41529316	101.79186991	0.00000000	0.00000000	0.44304003	1,000.00000000
V	61691ABD4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61691ABE2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61691ABM4	892.60870619	0.00000000	0.75491794	0.00000000	0.00000000	0.00000000	0.00000000	0.75491794	891.05559285
X-B	61691AAA1	1,000.00000000	0.00000000	0.42427675	0.00000000	0.00000000	0.00000000	0.00000000	0.42427675	1,000.00000000
X-D	61691AAC7	1,000.00000000	0.00000000	1.29050590	0.00000000	0.00000000	0.00000000	0.00000000	1.29050590	1,000.00000000
X-F	61691AAG8	1,000.00000000	0.00000000	1.08217273	0.00000000	0.00000000	0.00000000	0.00000000	1.08217273	1,000.00000000
X-G	61691AAJ2	1,000.00000000	0.00000000	1.08217250	0.00000000	0.00000000	0.00000000	0.00000000	1.08217250	1,000.00000000
X-H	61691AAL7	1,000.00000000	0.00000000	1.08217195	0.00000000	0.00000000	0.00000000	0.00000000	1.08217195	1,000.00000000
X-J	61691AAN3	1,000.00000000	0.00000000	1.08217268	0.00000000	0.00000000	0.00000000	0.00000000	1.08217268	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 31

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-SB	03/01/22 - 03/30/22	30	0.00	111,696.88	0.00	111,696.88	0.00	0.00	0.00	111,696.88	0.00
A-3	03/01/22 - 03/30/22	30	0.00	451,408.07	0.00	451,408.07	0.00	0.00	0.00	451,408.07	0.00
A-4	03/01/22 - 03/30/22	30	0.00	993,514.17	0.00	993,514.17	0.00	0.00	0.00	993,514.17	0.00
X-A	03/01/22 - 03/30/22	30	0.00	425,396.26	0.00	425,396.26	0.00	0.00	0.00	425,396.26	0.00
X-B	03/01/22 - 03/30/22	30	0.00	43,119.67	0.00	43,119.67	0.00	0.00	0.00	43,119.67	0.00
X-D	03/01/22 - 03/30/22	30	0.00	55,838.90	0.00	55,838.90	0.00	0.00	0.00	55,838.90	0.00
X-F	03/01/22 - 03/30/22	30	0.00	20,236.63	0.00	20,236.63	0.00	0.00	0.00	20,236.63	0.00
X-G	03/01/22 - 03/30/22	30	0.00	11,342.25	0.00	11,342.25	0.00	0.00	0.00	11,342.25	0.00
X-H	03/01/22 - 03/30/22	30	0.00	7,892.28	0.00	7,892.28	0.00	0.00	0.00	7,892.28	0.00
X-J	03/01/22 - 03/30/22	30	0.00	24,776.56	0.00	24,776.56	0.00	0.00	0.00	24,776.56	0.00
A-S	03/01/22 - 03/30/22	30	0.00	165,588.50	0.00	165,588.50	0.00	0.00	0.00	165,588.50	0.00
B	03/01/22 - 03/30/22	30	0.00	191,769.39	0.00	191,769.39	0.00	0.00	0.00	191,769.39	0.00
C	03/01/22 - 03/30/22	30	0.00	146,708.97	0.00	146,708.97	0.00	0.00	0.00	146,708.97	0.00
D	03/01/22 - 03/30/22	30	0.00	66,663.40	0.00	66,663.40	0.00	0.00	0.00	66,663.40	0.00
E	03/01/22 - 03/30/22	30	0.00	47,999.45	0.00	47,999.45	0.00	0.00	0.00	47,999.45	0.00
F	03/01/22 - 03/30/22	30	0.00	53,450.83	0.00	53,450.83	0.00	0.00	0.00	53,450.83	0.00
G	03/01/22 - 03/30/22	30	0.00	29,958.19	0.00	29,958.19	0.00	0.00	0.00	29,958.19	0.00
H	03/01/22 - 03/30/22	30	0.00	20,845.82	0.00	20,845.82	0.00	0.00	0.00	20,845.82	0.00
J	03/01/22 - 03/30/22	30	2,275,246.60	65,442.11	0.00	65,442.11	55,298.62	0.00	0.00	10,143.49	2,330,545.22
Totals			2,275,246.60	2,933,648.33	0.00	2,933,648.33	55,298.62	0.00	0.00	2,878,349.71	2,330,545.22

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 31

	Additional Information
Total Available Distribution Amount (1)	3,753,529.08
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 31

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,944,120.16	Master Servicing Fee	6,229.30
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,205.42
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	320.54
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	716.59
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,944,120.16	Total Fees	10,471.86

Principal		Expenses/Reimbursements
Scheduled Principal	875,179.37	Reimbursement for Interest on Advances	1,080.60
Unscheduled Principal Collections		ASER Amount	31,386.71
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	20,578.60
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	2,252.71
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	875,179.37	Total Expenses/Reimbursements	55,298.62

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,878,349.71
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	875,179.37
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,753,529.08
Total Funds Collected	3,819,299.53	Total Funds Distributed	3,819,299.56

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 31

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	744,485,206.32	744,485,206.32	Beginning Certificate Balance	744,485,205.94
(-) Scheduled Principal Collections	875,179.37	875,179.37	(-) Principal Distributions	875,179.37
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	743,610,026.95	743,610,026.95	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	746,026,440.09	746,026,440.09	Ending Certificate Balance	743,610,026.57
Ending Actual Collateral Balance	745,259,552.29	745,259,552.29

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.38)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.38)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.73%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 31

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	5	67,469,967.34	9.07%	44	4.8974	NAP	Defeased	5	67,469,967.34	9.07%	44	4.8974	NAP
5,000,000 or less	11	34,440,711.31	4.63%	43	4.6909	2.053108	1.30 or less	14	209,604,280.15	28.19%	43	4.6283	0.589448
5,000,001 to 10,000,000	20	151,411,143.14	20.36%	42	4.7514	1.382531	1.31 to 1.40	4	44,457,376.05	5.98%	43	4.6260	1.351503
10,000,001 to 15,000,000	10	117,712,709.10	15.83%	42	4.6784	1.679468	1.41 to 1.50	2	16,724,545.56	2.25%	42	4.8253	1.433946
15,000,001 to 20,000,000	3	51,829,577.24	6.97%	42	4.5303	2.504737	1.51 to 1.60	2	20,494,279.57	2.76%	43	4.8675	1.561957
20,000,001 to 25,000,000	4	87,937,943.79	11.83%	43	4.6776	1.010513	1.61 to 1.70	2	14,034,430.35	1.89%	43	4.6883	1.655651
25,000,001 to 50,000,000	1	40,000,000.00	5.38%	44	4.3085	2.170000	1.71 to 1.80	6	45,869,725.98	6.17%	41	4.7075	1.745491
50,000,001 or greater	3	192,807,975.03	25.93%	43	4.3269	1.714514	1.81 to 1.90	5	93,485,321.69	12.57%	43	4.5653	1.831196
Totals	57	743,610,026.95	100.00%	43	4.5923	1.639976	1.91 to 2.00	1	11,021,484.81	1.48%	42	4.2940	1.910000
							2.01 to 3.00	13	185,628,509.80	24.96%	43	4.4047	2.318690
							3.01 or greater	3	34,820,105.65	4.68%	42	4.4438	4.256276
							Totals	57	743,610,026.95	100.00%	43	4.5923	1.639976
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 31

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	5	67,469,967.34	9.07%	44	4.8974	NAP
							Defeased	5	67,469,967.34	9.07%	44	4.8974	NAP
Alabama	3	4,868,133.13	0.65%	42	5.0879	0.961707
							Industrial	4	21,636,977.41	2.91%	42	4.6364	2.164740
California	4	106,295,118.60	14.29%	43	4.7646	1.199119
							Lodging	12	117,724,191.92	15.83%	42	4.9841	0.894066
Colorado	2	6,276,775.94	0.84%	43	4.6109	2.522618
							Mobile Home Park	2	10,141,000.86	1.36%	44	5.1827	1.756156
Connecticut	1	7,699,420.07	1.04%	36	4.4800	2.590000
							Multi-Family	10	86,452,946.05	11.63%	42	4.5774	1.721599
Florida	7	121,743,689.03	16.37%	44	4.4614	2.529213
							Office	4	89,155,460.91	11.99%	43	4.2174	1.180352
Georgia	2	17,599,575.93	2.37%	42	5.0282	0.552568
							Retail	33	336,663,084.12	45.27%	43	4.4804	1.975260
Illinois	6	31,724,302.95	4.27%	43	4.9621	1.183766
							Self Storage	2	14,366,396.19	1.93%	42	4.5027	1.727605
Louisiana	1	7,253,257.70	0.98%	43	5.0185	1.730000
							Totals	72	743,610,026.95	100.00%	43	4.5923	1.639976
Massachusetts	1	6,725,904.19	0.90%	40	4.0946	1.890000

Michigan	4	24,846,338.60	3.34%	42	4.4683	1.904959

Mississippi	4	27,807,903.01	3.74%	44	4.4679	2.392560

New Jersey	5	44,006,674.77	5.92%	42	4.6843	1.417434

New York	3	84,822,975.03	11.41%	43	4.1822	1.277182

North Carolina	1	1,569,962.70	0.21%	43	5.0442	1.760000

North Dakota	1	1,772,103.63	0.24%	39	4.4065	1.760000

Ohio	3	26,690,782.51	3.59%	42	4.6214	1.407073

Pennsylvania	2	44,008,931.09	5.92%	44	4.3515	2.129919

Tennessee	1	7,089,183.03	0.95%	43	5.2206	0.770000

Texas	10	75,407,145.42	10.14%	42	4.6007	1.234148

Virginia	1	10,616,396.19	1.43%	42	4.4500	1.370000

Washington	1	1,820,379.48	0.24%	43	5.8120	1.830000

Wisconsin	4	15,495,104.45	2.08%	39	4.4065	1.760000

Totals	72	743,610,026.95	100.00%	43	4.5923	1.639976

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 31

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	67,469,967.34	9.07%	44	4.8974	NAP	Defeased	5	67,469,967.34	9.07%	44	4.8974	NAP
	4.5000% or less	19	349,864,379.13	47.05%	43	4.2714	1.964332	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5001% to 5.0000%	22	217,213,561.27	29.21%	43	4.7252	1.640571	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0001% to 5.5000%	10	107,241,739.44	14.42%	43	5.1572	0.623398	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.5001% or greater	1	1,820,379.77	0.24%	43	5.8120	1.830000	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	57	743,610,026.95	100.00%	43	4.5923	1.639976	49 months or greater	52	676,140,059.61	90.93%	43	4.5618	1.647276
								Totals	57	743,610,026.95	100.00%	43	4.5923	1.639976
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 31

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	5	67,469,967.34	9.07%	44	4.8974	NAP	Defeased	5	67,469,967.34	9.07%	44	4.8974	NAP
	60 months or less	52	676,140,059.61	90.93%	43	4.5618	1.647276	Interest Only	9	235,735,000.00	31.70%	44	4.3879	2.341454
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	298 months or less	43	440,405,059.61	59.23%	42	4.6549	1.275705
	Totals	57	743,610,026.95	100.00%	43	4.5923	1.639976	299 months to 311 months	0	0.00	0.00%	0	0.0000	0.000000
								312 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	57	743,610,026.95	100.00%	43	4.5923	1.639976
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 31

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	5	67,469,967.34	9.07%	44	4.8974	NAP				None
Underwriter's Information		1	19,341,865.13	2.60%	39	4.4065	1.760000
	12 months or less	46	595,391,599.74	80.07%	43	4.5573	1.812578
	13 months to 24 months	3	41,363,297.04	5.56%	41	4.4707	(0.191666)
	25 months or greater	2	20,043,297.70	2.70%	44	5.0331	0.423197
	Totals	57	743,610,026.95	100.00%	43	4.5923	1.639976
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	30296340	OF	New York	NY	Actual/360	4.117%	242,589.31	96,360.55	0.00	N/A	11/06/25	--	68,419,335.58	68,322,975.03	04/06/22
2	30296481	RT	Ellenton	FL	Actual/360	4.298%	214,686.19	0.00	0.00	N/A	12/01/25	--	58,000,000.00	58,000,000.00	04/01/22
2A	30296483	RT	Ellenton	FL	Actual/360	4.298%	37,014.86	0.00	0.00	N/A	12/01/25	--	10,000,000.00	10,000,000.00	04/01/22
3	30310355	RT	Encinitas	CA	Actual/360	4.567%	261,465.19	0.00	0.00	N/A	11/01/25	--	66,485,000.00	66,485,000.00	04/01/22
4	30296548	OF	Carmel	IN	Actual/360	4.981%	114,276.36	35,717.27	0.00	N/A	12/06/25	--	26,640,174.03	26,604,456.76	04/06/22
4A	30296549	OF	Carmel	IN	Actual/360	4.981%	97,951.16	30,614.81	0.00	N/A	12/06/25	--	22,834,435.16	22,803,820.35	04/06/22
5	30296476	RT	Grove City	PA	Actual/360	4.309%	148,403.89	0.00	0.00	N/A	12/01/25	--	40,000,000.00	40,000,000.00	04/01/22
6	30296167	RT	Eagle Pass	TX	Actual/360	4.015%	79,326.58	40,247.87	0.00	N/A	09/06/25	--	22,942,543.12	22,902,295.25	02/06/22
7	30296474	RT	Gulfport	MS	Actual/360	4.348%	89,869.00	0.00	0.00	N/A	12/01/25	--	24,000,000.00	24,000,000.00	04/01/22
8	30310356	LO	Burlingame	CA	Actual/360	5.259%	93,975.57	33,153.82	0.00	N/A	11/06/25	--	20,753,228.15	20,720,074.33	04/06/22
9	30296487	RT	Various	Various	Actual/360	5.221%	91,476.15	32,731.79	0.00	N/A	11/06/25	--	20,348,306.00	20,315,574.21	04/06/22
10	30295711	RT	Various	Various	Actual/360	4.407%	73,491.99	26,235.85	0.00	N/A	07/06/25	--	19,368,100.98	19,341,865.13	02/06/20
11	30310357	LO	Buena Park	CA	Actual/360	5.082%	67,932.18	35,503.57	0.00	N/A	12/01/25	--	15,523,215.68	15,487,712.11	02/01/22
12	30296472	RT	Florida City	FL	Actual/360	4.168%	61,022.21	0.00	0.00	N/A	12/01/25	--	17,000,000.00	17,000,000.00	04/01/22
13	30310358	MF	Orlando	FL	Actual/360	4.800%	61,770.07	22,438.72	0.00	N/A	11/01/25	--	14,944,372.54	14,921,933.82	04/01/22
14	30295857	LO	Cape May	NJ	Actual/360	4.833%	59,276.05	24,990.82	0.00	N/A	08/06/25	--	14,242,763.91	14,217,773.09	04/06/22
15	30296508	MF	Houston	TX	Actual/360	5.109%	57,341.63	40,912.68	0.00	N/A	11/06/25	--	13,035,192.25	12,994,279.57	04/06/22
16	30296460	RT	Porter	TX	Actual/360	4.826%	48,771.83	17,534.17	0.00	N/A	11/06/25	--	11,736,067.02	11,718,532.85	04/06/22
17	30310359	MF	Kettering	OH	Actual/360	4.294%	40,830.76	20,984.14	0.00	N/A	10/06/25	--	11,042,468.95	11,021,484.81	04/06/22
18	30310360	SS	Herndon	VA	Actual/360	4.450%	40,756.89	19,689.36	0.00	N/A	10/01/25	--	10,636,085.73	10,616,396.37	04/01/22
19	30296409	RT	Marietta	OH	Actual/360	4.933%	43,804.32	17,461.53	0.00	N/A	11/06/25	--	10,311,671.32	10,294,209.79	04/06/22
20	30296467	IN	Branchburg	NJ	Actual/360	4.575%	41,329.34	16,433.46	0.00	N/A	11/06/25	--	10,489,872.02	10,473,438.56	04/06/22
21	30310361	MF	Southfield	MI	Actual/360	4.290%	39,693.24	14,678.05	0.00	N/A	10/01/25	--	10,744,843.92	10,730,165.87	04/01/22
22	30296105	MF	Bloomingdale	NJ	Actual/360	4.487%	41,496.68	14,157.03	0.00	N/A	09/06/25	--	10,738,651.40	10,724,494.37	04/06/22
23	30296463	LO	Englewood	NJ	Actual/360	4.816%	35,778.01	35,705.50	0.00	N/A	11/06/25	--	8,626,674.37	8,590,968.87	08/06/20
24	30296163	LO	Atlanta	GA	Actual/360	5.226%	44,492.60	16,089.12	0.00	N/A	09/06/25	--	9,886,122.04	9,870,032.92	04/06/22
25	30296511	LO	Lincolnshire	IL	Actual/360	4.978%	39,466.30	15,470.60	0.00	N/A	11/06/25	--	9,207,802.02	9,192,331.42	04/06/22
26	30310362	OF	Houston	TX	Actual/360	4.485%	32,648.65	22,849.49	0.00	N/A	11/01/25	--	8,453,637.18	8,430,787.69	04/01/22

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 31

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
27	30310363	LO	Panama City Beach	FL	Actual/360	4.800%	35,056.82	14,786.39	0.00	N/A	10/06/25	--	8,481,489.82	8,466,703.43	04/06/22
28	30296509	LO	Glenview	IL	Actual/360	4.978%	35,158.09	13,781.80	0.00	N/A	11/06/25	--	8,202,661.79	8,188,879.99	04/06/22
29	30310364	MH	New Port Richey	FL	Actual/360	5.045%	36,202.77	12,763.68	0.00	N/A	12/01/25	--	8,333,385.06	8,320,621.38	04/01/22
30	30310365	MF	New York	NY	Actual/360	4.450%	34,487.50	0.00	0.00	N/A	12/01/25	--	9,000,000.00	9,000,000.00	04/01/22
31	30296376	LO	DeSoto	TX	Actual/360	4.897%	33,949.27	13,799.73	0.00	N/A	10/06/25	--	8,050,838.32	8,037,038.59	04/06/22
32	30310366	RT	Lawrenceville	GA	Actual/360	4.775%	31,837.81	13,480.52	0.00	N/A	11/01/25	--	7,743,023.78	7,729,543.26	04/01/22
33	30310367	LO	New London	CT	Actual/360	4.480%	29,755.57	13,717.23	0.00	N/A	04/01/25	--	7,713,137.30	7,699,420.07	04/01/22
34	30296462	LO	Harvey	LA	Actual/360	5.019%	31,424.18	18,357.63	0.00	N/A	11/06/25	--	7,271,615.24	7,253,257.61	04/06/22
35	30310368	MH	Tucson	AZ	Actual/360	4.499%	29,639.21	12,157.43	0.00	N/A	11/01/25	--	7,650,527.24	7,638,369.81	04/01/22
37	30310034	OF	Boston	MA	Actual/360	4.095%	23,777.74	17,839.46	0.00	08/06/25	04/06/29	--	6,743,743.75	6,725,904.29	04/06/22
38	30310369	MF	New York	NY	Actual/360	4.450%	28,739.58	0.00	0.00	N/A	11/01/25	--	7,500,000.00	7,500,000.00	04/01/22
39	30296067	IN	Danbury	CT	Actual/360	4.959%	28,249.52	11,290.06	0.00	N/A	09/06/25	--	6,615,425.56	6,604,135.50	04/06/22
41	30310371	OF	Elgin	IL	Actual/360	5.168%	25,299.35	9,170.20	0.00	N/A	12/01/25	--	5,684,964.08	5,675,793.88	05/01/20
42	30310372	MF	Clinton	MI	Actual/360	4.504%	20,649.21	9,766.17	0.00	N/A	10/06/25	--	5,324,095.52	5,314,329.35	04/06/22
43	30296140	RT	Romeoville	IL	Actual/360	4.824%	20,829.22	8,763.16	0.00	N/A	09/06/25	--	5,014,775.87	5,006,012.71	04/06/22
44	30296185	RT	Grove City	OH	Actual/360	4.696%	21,762.02	6,749.18	0.00	N/A	10/06/25	--	5,381,836.51	5,375,087.33	04/06/22
45	30310373	IN	Fort Myers	FL	Actual/360	5.114%	22,202.65	7,163.77	0.00	N/A	10/06/25	--	5,041,594.12	5,034,430.35	04/06/22
46	30310374	RT	Detroit	MI	Actual/360	4.867%	19,118.82	6,259.87	0.00	N/A	12/01/25	--	4,561,845.46	4,555,585.59	02/01/22
47	30310375	MF	Flint Township	MI	Actual/360	4.447%	16,289.53	7,879.59	0.00	N/A	10/06/25	--	4,254,137.28	4,246,257.69	04/06/22
48	30296217	RT	Doylestown	PA	Actual/360	4.781%	16,531.85	7,025.08	0.00	N/A	10/06/25	--	4,015,956.53	4,008,931.45	04/06/22
49	30310376	MH	Tucson	AZ	Actual/360	4.499%	14,819.60	6,078.72	0.00	N/A	11/01/25	--	3,825,263.64	3,819,184.92	04/01/22
50	30310377	RT	Katy	TX	Actual/360	4.502%	13,267.20	6,244.76	0.00	N/A	11/01/25	--	3,422,272.03	3,416,027.27	04/01/22
51	30310378	SS	Aurora	CO	Actual/360	4.652%	15,022.08	0.00	0.00	N/A	11/06/25	--	3,750,000.00	3,750,000.00	04/06/22
52	30296127	IN	San Jose	CA	Actual/360	4.207%	13,066.86	5,040.82	0.00	N/A	09/06/25	--	3,607,373.38	3,602,332.56	04/06/22
53	30310379	RT	Garland	TX	Actual/360	4.642%	12,471.92	5,558.59	0.00	N/A	11/01/25	--	3,120,104.47	3,114,545.88	04/01/22
54	30310380	IN	Aspen	CO	Actual/360	4.550%	9,918.10	4,607.22	0.00	N/A	10/01/25	--	2,531,383.45	2,526,776.23	04/01/22
55	30310381	RT	Mobile	AL	Actual/360	4.867%	7,702.28	7,700.45	0.00	N/A	09/06/25	--	1,837,612.24	1,829,911.79	04/06/22
56	30296461	MH	Sequim	WA	Actual/360	5.812%	9,123.74	2,626.61	0.00	N/A	11/06/25	--	1,823,006.38	1,820,379.77	04/06/22

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 31

Mortgage Loan Detail (Part 1)

		Prop									Original	Adjusted	Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity		Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Accrual Type Gross Rate		Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
57	30296410	RT	Asheville	NC	Actual/360	5.044%	6,830.66	2,611.05	0.00	N/A	11/06/25	--	1,572,574.13	1,569,963.08 04/06/22
Totals							2,944,120.16	875,179.37	0.00				744,485,206.32	743,610,026.95
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 16 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	15,706,773.09	13,433,956.22	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	18,367,909.76	17,583,964.79	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	18,367,909.76	17,583,964.79	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3	5,473,384.77	5,921,466.62	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
4	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
5	13,627,925.48	13,844,124.68	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	1,448,358.43	309,045.06	01/01/21	03/31/21	10/12/21	15,629,224.39	0.00	119,351.21	238,960.71	0.00	0.00
7	6,134,488.08	6,320,390.40	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,706,009.63	(340,290.23)	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
9	1,948,626.25	1,436,825.48	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
10	(2,224,616.00)	(381,256.00)	--	--	03/11/22	4,850,333.77	1,408,393.81	81,177.42	1,069,770.98	0.00	0.00
11	0.00	0.00	--	--	--	0.00	0.00	103,284.70	206,744.13	0.00	0.00
12	3,887,720.46	4,211,909.33	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,325,782.98	1,398,671.01	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,830,836.81	6,710,864.11	01/01/21	09/30/21	03/11/22	0.00	0.00	0.00	0.00	0.00	0.00
15	1,836,328.42	1,965,771.85	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	1,242,141.45	1,204,894.06	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,683,215.57	1,553,547.47	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	960,730.40	1,007,284.92	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	805,991.98	602,438.87	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,347,803.09	1,517,883.11	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	940,582.81	922,281.12	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,182,376.55	1,247,865.02	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	(2,190,372.99)	0.00	--	--	04/11/22	0.00	2,782.38	71,399.57	1,425,406.03	833,977.54	0.00
24	(323,180.05)	0.00	--	--	03/11/22	0.00	0.00	0.00	0.00	0.00	0.00
25	406,347.09	851,003.74	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
26	1,083,084.96	766,482.26	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
27	842,219.00	1,761,948.05	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	339,752.63	962,582.47	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	1,007,448.03	1,031,014.75	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	666,507.40	686,038.85	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	660,142.00	1,314,288.21	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,061,553.52	1,087,743.70	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	(273,984.11)	1,475,396.38	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	383,715.16	1,139,575.02	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37	24,456,002.69	25,051,707.07	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	524,181.55	545,062.34	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	320,237.02	505,012.26	01/01/21	06/30/21	08/11/21	2,963,467.27	225,703.85	21,080.72	558,935.67	194,776.44	0.00
42	851,613.89	1,498,409.05	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	568,487.54	567,225.21	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	678,816.26	617,487.37	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
45	573,068.00	611,741.49	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	--	--	--	0.00	0.00	25,334.30	50,719.97	0.00	0.00
47	1,036,481.74	935,846.99	10/01/20	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
48	325,888.42	523,598.55	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
49	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
50	278,193.24	310,213.06	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
51	412,853.78	495,177.36	01/01/21	09/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
52	712,020.74	754,419.41	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
53	329,149.11	447,260.89	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
54	380,230.44	400,068.41	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
55	245,753.04	245,653.04	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
56	214,386.10	260,027.58	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 18 of 31

					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
57	185,879.19	207,932.48	01/01/21	12/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	134,356,755.16	143,108,518.67				23,443,025.43	1,636,880.04	421,627.92	3,550,537.49	1,028,753.98	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 31

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 20 of 31

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
04/18/22	3	42,945,592.95	0	0.00	3	33,608,627.88	1	5,006,012.71	4	55,619,374.33	0	0.00	0	0.00	0	0.00	4.592275%	4.575942%	43
03/17/22	0	0.00	0	0.00	3	33,679,739.43	1	5,014,775.87	4	55,708,745.48	0	0.00	0	0.00	0	0.00	4.592425%	4.576090%	44
02/17/22	0	0.00	0	0.00	3	33,763,567.24	1	5,025,514.47	4	55,817,866.17	1	9,906,434.32	0	0.00	0	0.00	4.592603%	4.576266%	45
01/18/22	2	38,630,557.04	0	0.00	4	43,756,413.80	1	5,034,196.96	4	55,906,501.04	0	0.00	0	0.00	1	6,980,315.44	4.592748%	4.576408%	46
12/17/21	1	23,070,070.04	0	0.00	5	59,477,776.91	1	5,042,843.54	4	55,994,807.46	0	0.00	0	0.00	0	0.00	4.597676%	4.581376%	47
11/18/21	0	0.00	0	0.00	5	59,606,343.03	1	5,052,128.47	4	56,089,512.71	0	0.00	0	0.00	0	0.00	4.597834%	4.581532%	48
10/18/21	0	0.00	0	0.00	5	59,726,366.50	1	5,060,700.88	3	50,443,717.54	0	0.00	0	0.00	0	0.00	4.597981%	4.581677%	49
09/17/21	0	0.00	1	23,193,799.07	5	59,853,924.77	1	5,069,914.32	3	50,528,032.97	0	0.00	0	0.00	0	0.00	4.598137%	4.581830%	50
08/17/21	0	0.00	1	23,233,042.50	5	59,972,911.16	1	5,078,413.16	3	50,606,115.83	2	17,623,583.44	0	0.00	0	0.00	4.598280%	4.581972%	51
07/16/21	1	23,272,150.71	0	0.00	5	60,091,399.13	1	5,086,876.84	2	27,411,765.11	0	0.00	0	0.00	0	0.00	4.598424%	4.582113%	52
06/17/21	3	45,966,939.71	0	0.00	5	60,217,477.47	1	5,095,985.48	2	27,453,673.38	0	0.00	0	0.00	0	0.00	4.598577%	4.582264%	53
05/17/21	2	37,850,798.16	1	7,853,081.79	5	60,334,941.03	1	5,104,376.48	2	27,492,058.75	0	0.00	0	0.00	0	0.00	4.598718%	4.582403%	54
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 21 of 31

					Delinquency Loan Detail
		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
6	30296167	02/06/22	1	1	119,351.21	238,960.71	0.00	22,990,318.55	06/15/20	7			07/06/21
10	30295711	02/06/20	25	6	81,177.42	1,069,770.98	0.00	19,900,000.00	08/23/18	7			10/25/19
11	30310357	02/01/22	1	1	103,284.70	206,744.13	29,250.00	15,565,127.67	01/09/20	9	09/21/20
23	30296463	08/06/20	19	6	71,399.57	1,425,406.03	1,015,161.95	9,291,459.52	07/10/20	98
41	30310371	05/01/20	22	6	21,080.72	558,935.67	255,884.14	5,886,915.48	07/01/20	7			11/19/21
46	30310374	02/01/22	1	1	25,334.30	50,719.97	0.00	4,569,924.95	01/28/22	98
Totals					421,627.92	3,550,537.49	1,300,296.09	78,203,746.17
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
			3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 22 of 31

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		7,699,420	0	0		7,699,420
37 - 48 Months		729,184,703	647,624,469	28,634,267		52,925,967
49 - 60 Months		0	0	0		0
> 60 Months		6,725,904	6,725,904	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Apr-22	743,610,027	654,350,373	20,043,298	0	8,590,969	47,919,954
Mar-22	744,485,206	675,135,011	0	0	8,626,674	47,995,608
Feb-22	745,556,824	676,047,747	0	0	8,665,696	48,088,190
Jan-22	746,424,126	651,259,680	15,600,294	0	18,623,453	48,163,224
Dec-21	754,285,318	658,937,801	0	0	34,309,866	48,237,981
Nov-21	755,230,624	659,688,557	0	0	34,400,425	48,318,227
Oct-21	756,104,101	660,380,474	0	0	40,219,209	42,658,990
Sep-21	757,042,274	668,924,636	0	0	40,318,774	42,728,950
Aug-21	757,908,411	669,624,044	0	0	40,412,255	42,793,698
Jul-21	758,771,040	670,320,613	23,272,151	0	40,505,335	19,586,065
Jun-21	759,698,755	640,578,448	45,966,940	0	40,603,709	27,453,673
May-21	760,554,130	649,410,932	37,850,798	0	40,695,964	27,492,059
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 23 of 31

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
6	30296167	22,902,295.25	22,990,318.55	7,280,000.00	07/28/21	288,147.70	0.80000	03/31/21	09/06/25	283
10	30295711	19,341,865.13	19,900,000.00		--	6,664,368.00	1.76000	--	07/06/25	283
11	30310357	15,487,712.11	15,565,127.67	17,300,000.00	06/09/21	227,000.00	0.18000	12/31/19	12/01/25	223
23	30296463	8,590,968.87	9,291,459.52	13,500,000.00	03/01/22	(2,190,372.99)	(2.55000)	12/31/20	11/06/25	162
24	30296163	9,870,032.92	9,870,032.92	11,100,000.00	06/14/21	(323,180.05)	(0.44000)	12/31/20	09/06/25	280
41	30310371	5,675,793.88	5,886,915.48	3,300,000.00	07/02/21	505,012.26	0.61000	06/30/21	12/01/25	283
46	30310374	4,555,585.59	4,569,924.95	6,550,000.00	10/09/15	379,258.48	1.25000	12/31/19	12/01/25	283
Totals		86,424,253.75	88,073,779.09	59,030,000.00		5,550,233.40

© 2021 Computershare. All rights reserved. Confidential.										Page 24 of 31

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
6	30296167	RT	TX	06/15/20	7

10	30295711	RT	Various	08/23/18	7

4/10/2022 - There are 6 collateral properties for this loan all of which have become REO. Of those, 1 remains REO: Mayfair. REO Title Date: 10/25/19. Description of Collateral: The collateral consists of a 206,681 SF three--story, retail anchor box buil ding formerly occupied by Boston Store. The property was originally built in 1957, last renovated in 2011 on a 14.97-acre site adjacent to the Mayfair Mall (1.36MM SF; non-collateral owned by Brookfield) The Mayfair Mall is located in

Wauwatosa, WI, app rox 10 miles NW of the Milwaukee CBD. Crossed with or is a Companion Loan to: Yes - Two companion Loans: A1 note securitized in MSC 2015-UBS8 & A3 note securitized in CSAIL 2015-C3 . Deferred

	Maintenance/Repair Issues: N/A. Leasing Summary: Propertyis n ow 100% vacant. Marketing Summary: The property failed to trade at the 2021 Nov. Auction.
11	30310357	LO	CA	01/09/20	9

4/11/2022 - Loan transferred to SS due to non-monetary default driven by poor performance. The City of Buena Park threatened with revoking the Conditional Use Permit due to code violations. Borrower filed BK protection. Loan assumption

	completed 11/15/20 21. SS is currently evaluating the proposed franchise agreement. The loan is monetary default as of March 2022.

23	30296463	LO	NJ	07/10/20	98
	4/11/2022 - Loan transferred for Imminent Monetary Default as a result of the Covid-19 pandemic. Special Servicer is in discussions with borrower with regard to a forbearance.

24	30296163	LO	GA	06/03/19	9
	4/11/2022 - 2022 Budget under review. Loan will be returned to MS following budget approval.

41	30310371	OF	IL	07/01/20	7

4/11/2022 - Loan transferred for Imminent Monetary Default at borrowers request. Cash Management has been implemented. Loan was F/C on 11/9/21, REO business plan is currently being developed. Placeholder date of 12/31/2022.

© 2021 Computershare. All rights reserved. Confidential.						Page 25 of 31

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
46	30310374	RT	MI	01/28/22	98
4/11/2022 - Loan recently transferred for Imminent Monetary Default at borrowers request as a result of the Covid-19 pandemic. We are reaching out to the borrower in order to assess next steps

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
10	30295711	19,900,000.00	4.40650%	19,900,000.00	4.40650%	8	08/11/15	08/11/15	08/11/15
24	30296163	0.00	5.22640%	0.00	5.22640%	10	05/06/20	05/06/20	01/28/22
25	30296511	0.00	4.97750%	0.00	4.97750%	8	12/16/20	12/16/20	12/29/20
25	30296511	0.00	4.97750%	0.00	4.97750%	8	07/15/21	07/15/21	07/27/21
28	30296509	0.00	4.97750%	0.00	4.97750%	8	12/16/20	12/16/20	12/29/20
28	30296509	0.00	4.97750%	0.00	4.97750%	8	07/15/21	07/15/21	07/27/21
Totals		19,900,000.00		19,900,000.00
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 27 of 31

Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.											Page 28 of 31

Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

© 2021 Computershare. All rights reserved. Confidential.										Page 29 of 31

				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
3	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.43	0.00	0.00	0.00
6	0.00	0.00	4,939.02	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	4,169.52	0.00	0.00	18,383.64	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	3,341.80	0.00	0.00	0.00	0.00	0.00	669.53	0.00	0.00	0.00
14	0.00	0.00	0.00	0.00	842.67	0.00	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	2,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	2,128.26	0.00	0.00	0.00	0.00	0.00	410.33	0.00	0.00	0.00
31	0.00	0.00	0.00	0.00	477.49	0.00	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	0.00	0.00	434.73	0.00	0.00	0.00	0.00	0.00	0.00	0.00
34	0.00	0.00	0.00	0.00	497.82	0.00	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	2,000.00	0.00	0.00	13,003.07	0.00	0.00	0.00	0.00	0.00	0.00
46	0.00	0.00	2,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
52	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.31	0.00	0.00	0.00
Total	0.00	0.00	20,578.60	0.00	2,252.71	31,386.71	0.00	0.00	1,080.60	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		55,298.62

© 2021 Computershare. All rights reserved. Confidential.												Page 30 of 31

Supplemental Notes
None

© 2021 Computershare. All rights reserved. Confidential.		Page 31 of 31